Consolidated Statement of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Net loss for the year	$ (6,748)	$ (3,634)
Items that may be subsequently reclassified to the statement of income (loss)
Foreign currency translation adjustment	6,978	(1,310)
Comprehensive income (loss) for the year	$ 230	$ (4,944)